Income Taxes - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2019 USD ($) Entity	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008	Apr. 27, 2018 USD ($)
Income Tax Contingency [Line Items]
Enacted tax rate	25.00%	25.00%	25.00%
Dividend withholding tax rate						5.00%
Deferred tax liability on withholding tax on undistributed profits of PRC subsidiaries	$ 0	$ 0	$ 0
Provision for uncertain tax positions	0
Interest and penalties related to uncertain tax positions	0	0	0
Material unrecognized tax benefit	0	0	0
Net operating losses carryforward indefinitely	3,321,000
Income tax expense	(2,040,000)	$ 0	$ 0
December 31, 2020
Income Tax Contingency [Line Items]
Net operating losses carryforward, subjected to expiration	6,613,000
December 31, 2021
Income Tax Contingency [Line Items]
Net operating losses carryforward, subjected to expiration	3,059,000
December 31, 2022
Income Tax Contingency [Line Items]
Net operating losses carryforward, subjected to expiration	8,731,000
December 31, 2023
Income Tax Contingency [Line Items]
Net operating losses carryforward, subjected to expiration	9,827,000
December 31, 2024
Income Tax Contingency [Line Items]
Net operating losses carryforward, subjected to expiration	11,369,000
Nam Tai Trading Company Limited
Income Tax Contingency [Line Items]
Total tax claims plus interest	6,600,000
Nam Tai Telecom (Hong Kong) Company Limited | Taxable year 2002/2003
Income Tax Contingency [Line Items]
Total tax claims plus interest				$ 400,000	$ 400,000
Nam Tai Group Management Limited (“NTGM”)
Income Tax Contingency [Line Items]
Total tax claims plus interest	1,100,000
Nam Tai Group Management Limited (“NTGM”) | Taxable years 1996/1997, 1997/1998 and 1999/2000
Income Tax Contingency [Line Items]
Additional tax by way of penalty	$ 2,300,000
Hong Kong
Income Tax Contingency [Line Items]
Enacted tax rate	16.50%	16.50%	16.50%
Number of entities | Entity	3
Hong Kong | Nam Tai Group Management Limited (“NTGM”) | Taxable years 2001/2002
Income Tax Contingency [Line Items]
Income tax assessment							$ 3,000,000
Internal Revenue Service (IRS)
Income Tax Contingency [Line Items]
Income tax expense	$ 0	$ 0	$ 0